Marketable Securities - Summary of Both Short-Term and Long-Term Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 784,981	$ 778,093
Gross unrealized gain	1,224
Gross unrealized loss		(2,633)
Market value	786,205	775,460
Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	464,443	386,332
Gross unrealized gain	1,145
Gross unrealized loss		(2,027)
Market value	465,588	384,305
Government Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	118,659	177,657
Gross unrealized gain	13
Gross unrealized loss		(555)
Market value	118,672	177,102
Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	60,692	51,432
Gross unrealized loss		(1)
Market value	60,692	51,431
Preferred Stock [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	1,500
Gross unrealized gain	5
Market value	1,505
Other Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	139,687	162,672
Gross unrealized gain	61
Gross unrealized loss		(50)
Market value	$ 139,748	$ 162,622